Lease - Additional Information (Details)	Dec. 31, 2021
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease terms for operating leases (in months)	1 month
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease terms for operating leases (in months)	55 months